Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	₩ 31,645,627	₩ 16,722,182	₩ 16,869,982
Losses on financial instruments at fair value through profit or loss	32,155,935	15,695,821	15,369,373
Net gains(loss) on financial instruments at fair value through profit or loss	(510,308)	1,026,361	1,500,609
Derivatives held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	28,990,691	14,104,909	14,054,556
Losses on financial instruments at fair value through profit or loss	28,812,232	13,900,801	13,731,191
Debt securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,045,436	1,804,112	2,061,505
Losses on financial instruments at fair value through profit or loss	2,733,891	1,280,960	1,040,285
Equity securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	494,723	733,823	725,072
Losses on financial instruments at fair value through profit or loss	546,036	426,431	444,554
Currency
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	15,020,553	7,492,806	8,335,594
Losses on financial instruments at fair value through profit or loss	15,160,772	7,422,604	8,191,456
Swaps
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	11,772,927	4,820,712	2,632,246
Losses on financial instruments at fair value through profit or loss	10,747,221	4,669,893	2,687,114
Stock or stock index
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	1,983,900	1,603,501	2,808,284
Losses on financial instruments at fair value through profit or loss	2,482,044	1,604,027	2,558,205
Credit
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	78,638	20,147	28,434
Losses on financial instruments at fair value through profit or loss	68,324	14,051	19,213
Commodity
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	33,576	21,864	18,097
Losses on financial instruments at fair value through profit or loss	30,167	14,815	21,797
Others
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	101,097	145,879	231,901
Losses on financial instruments at fair value through profit or loss	323,704	175,411	253,406
Financial liabilties held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	114,525	72,585	28,160
Losses on financial instruments at fair value through profit or loss	63,571	80,790	153,227
Financial assets at fair value through profit or loss
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,540,159	2,537,935	2,786,577
Losses on financial instruments at fair value through profit or loss	3,279,927	1,707,391	1,484,839
Other financial instruments
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	252	6,753	689
Losses on financial instruments at fair value through profit or loss	₩ 205	₩ 6,839	₩ 116